As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 0.4%
Innovative Solutions & Support, Inc. (a)	493,229	$2,175,140
Airlines - 2.6%
Allegiant Travel Company (a)	238,500	12,998,250
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)(c)	200,000	2,342,000
Fuel Systems Solutions, Inc. (a)	79,988	2,092,486
		4,434,486
Automobiles - 2.0%
Ford Motor Company	789,000	9,854,610
Biotechnology - 2.1%
Gilead Sciences, Inc. (a)	214,000	10,453,900
Marshall Edwards, Inc. (a)	7,560	5,746
		10,459,646
Capital Markets - 3.5%
State Street Corporation	390,568	17,770,844
Commercial Banks - 4.3%
PNC Financial Services Group, Inc.	340,000	21,926,600
Diversified Financial Services - 5.3%
Citigroup Inc.	350,000	12,792,500
JPMorgan Chase & Co.	307,000	14,115,860
		26,908,360
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	110,000	3,435,300
Electronic Equipment, Instruments & Components - 2.3%
Corning, Inc.	742,000	10,447,360
Power One, Inc. (a)	242,000	1,101,100
		11,548,460
Energy Equipment & Services - 4.5%
C&J Energy Services Inc. (a)	100,000	1,779,000
Halliburton Company	270,000	8,961,300
Helix Energy Solutions Group, Inc. (a)(c)	500,000	8,900,000
Key Energy Services, Inc. (a)	200,000	3,090,000
		22,730,300
Health Care Equipment & Supplies - 3.7%
Covidien PLC (b)	345,000	18,864,600
Health Care Providers & Services - 4.4%
Laboratory Corporation of America Holdings (a)	42,500	3,890,450
UnitedHealth Group, Inc.	308,000	18,153,520
		22,043,970
Household Durables - 0.7%
PulteGroup Inc. (a)(c)	300,000	2,655,000
Stanley Furniture Co., Inc. (a)	220,800	1,057,632
		3,712,632
Industrial Conglomerates - 2.1%
General Electric Company	535,000	10,737,450
Insurance - 8.2%
Aflac, Inc.	225,000	10,347,750
Berkshire Hathaway, Inc. - Class B (a)	143,500	11,645,025
Lincoln National Corporation	300,000	7,908,000
MetLife, Inc.	300,000	11,205,000
		41,105,775
IT Services - 5.2%
Alliance Data Systems Corporation (a)	210,000	26,451,600
Machinery - 1.6%
Westport Innovations, Inc. (a)(b)	195,000	7,979,400
Oil, Gas & Consumable Fuels - 4.7%
Chesapeake Energy Corporation (c)	400,000	9,268,000
Consol Energy, Inc. (c)	135,000	4,603,500
Rex Energy Corporation (a)(c)	666,000	7,112,880
SandRidge Energy, Inc. (a)(c)	330,000	2,583,900
		23,568,280

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)
Pharmaceuticals - 8.7%
Abbott Laboratories	400,000	24,516,000
Novogen Limited - ADR (a)	32,914	78,993
Pfizer, Inc.	314,000	7,115,240
Teva Pharmaceutical Industries Ltd. - ADR	265,000	11,940,900
		43,651,133
Semiconductors & Semiconductor Equipment - 7.1%
Cypress Semiconductor Corporation	275,000	4,298,250
Intel Corporation	966,000	27,154,260
Lattice Semiconductor Corporation (a)	667,300	4,290,739
		35,743,249
Software - 7.4%
Microsoft Corporation	790,000	25,477,500
Oracle Corporation	400,000	11,664,000
		37,141,500
Specialty Retail - 4.7%
Asbury Automotive Group Inc. (a)(c)	200,000	5,400,000
Sonic Automotive, Inc. - Class A	1,025,000	18,357,750
		23,757,750
Tobacco - 6.9%
Philip Morris International, Inc.	390,580	34,609,294
Trading Companies & Distributors - 1.7%
Rush Enterprises, Inc. - Class A (a)	369,907	7,849,426
Rush Enterprises, Inc. - Class B (a)	31,407	546,168
		8,395,594
Total Common Stocks
(Cost $385,472,114)		482,004,223

EXCHANGE-TRADED FUNDS - 4.3%
Consumer Discretionary Select Sector SPDR Fund	315,000	14,206,500
ProShares UltraShort 20+ Year Treasury	360,000	7,362,000
		21,568,500
Total Exchange-Traded Funds
(Cost $19,867,333)		21,568,500

RIGHTS - 0.00%
Marshall Edwards, Inc.	7,560	–
Total Rights
(Cost $0)		–

	Contracts
	(100 Shares Per Contract)
PURCHASED CALL OPTIONS - 0.1%
American Axle & Manufacturing Holdings, Inc.
Expiration April 2012
Exercise Price $9.00	2,000	500,000
Total Purchased Call Options
(Cost $333,520)		500,000

TOTAL INVESTMENTS
(Cost $405,672,967) - 100.1% (d)(e)		504,072,723
ASSETS IN EXCESS OF OTHER LIABILITIES - (0.1)%		(621,741)
TOTAL NET ASSETS - 100.0%		$503,450,982

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)
Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign company.
(c)	Shares are held as collateral for all or a portion of a corresponding written option contract. The value of the collateral
	on March 31, 2012 was $42,865,280.

(d)	The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

	Cost of investments	$405,674,224
	Gross unrealized appreciation	117,393,297
	Gross unrealized depreciation	(18,994,798)
	Net unrealized appreciation	$98,398,499

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(e)
Investment Valuation - Stocks, bonds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded. If no sale is reported, the security is valued at the last quoted bid price. Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Valuation Committee, comprised of personnel of the Adviser, under the supervision of the Board of Trustees, in accordance with pricing procedures approved by the Board. For each applicable investment that is fair valued, the Valuation Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, the Fund’s investments will be valued at fair value by the Valuation Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at March 31, 2012
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012:

	Level 1		Level 2	Level 3		Total
Common Stocks*	$482,004,223		$-	$-		$482,004,223
Exchange-Traded Funds	21,568,500		-	-		21,568,500
Rights	-		-	-	^	-
Purchased Call Option Contracts	-		500,000	-		500,000
Total Investments in Securities	$503,572,723		$500,000	$-		$504,072,723

Written Call Option Contracts	$1,431,000		$1,771,100	$-		$3,202,100

* Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.
^ Rights are valued at zero as of March 31, 2012.

The Level 2 securities are priced using inputs such as last quoted bid, current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

The Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-	^
Transfers in and/or out of Level 3	-
Balance as of March 31, 2011	$-	^

	Significant unobservable valuation inputs developed by the Board of Directors for material Level 3 investments as of March 31, 2012, are as follows:

	Description	Fair Value at 3/31/2012	Unobservable Input	Range
	Rights	$-	No active market for security	$0.00 - $0.00

	There is no active market for the security, so a conservative value is being assigned until a market exists.

(f)	Fair values of derivative instruments as of March 31, 2011:
		Asset Derivatives		Liability Derivatives
	Derivatives	Description	Fair Vaule	Description	Fair Vaule
	Equity Contracts:
	Purchased Options	Schedule of Investments	$500,000	N/A	$-
	Written Options	N/A	-	Schedule of Written Options	3,202,100
	Total		$500,000		$3,202,100

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTIONS
March 31, 2012 (Unaudited)
	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value
WRITTEN CALL OPTIONS - (0.6)%
American Axle & Manufacturing Holdings, Inc.
Expiration January 2013
Exercise Price $12.50	1,000	$150,000
Asbury Automotive Group Inc.
Expiration July 2012
Exercise Price $25.00	1,000	310,000
Chesapeake Energy Corporation
Expiration May 2012
Exercise Price $25.00	1,000	49,000
Consol Energy, Inc.
Expiration January 2014
Exercise Price $35.00	1,000	625,000
Helix Energy Solutions Group, Inc.
Expiration June 2012
Exercise Price $16.00	1,000	215,000
Helix Energy Solutions Group, Inc.
Expiration June 2012
Exercise Price $17.00	1,000	165,000
Helix Energy Solutions Group, Inc.
Expiration January 2013
Exercise Price $17.50	1,000	265,000
PulteGroup Inc.
Expiration January 2013
Exercise Price $7.50	2,000	464,000
PulteGroup Inc.
Expiration January 2014
Exercise Price $10.00	1,000	192,000
Rex Energy Corporation
Expiration September 2012
Exercise Price $10.00	2,000	370,000
SandRidge Energy, Inc.
Expiration September 2012
Exercise Price $8.00	2,000	206,000
SandRidge Energy, Inc.
Expiration January 2014
Exercise Price $10.00	1,300	191,100
Total Written Call Options
(Premiums received $3,026,930)		$3,202,100

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)              /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date            5/24/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date            5/24/2012

By (Signature and Title)*            /s/ James S. Head
James S. Head, Treasurer

Date            5/24/2012

* Print the name and title of each signing officer under his or her signature.